Provision for Income Taxes Reconciles with U.S. Federal Statutory Rate (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Reconciliation of Statutory Federal Tax Rate [Line Items]
Income Tax Reconciliation Acquisition Related Transaction Costs	$ 15.3	$ (15.3)	[1]	$ 20.5	[1]	$ 0	[1]
International Tax Restructuring	$ 20.5	$ 20.5	[2]	$ 0	[2]	$ 0	[2]

[1]	During the fourth quarter of 2012, we recorded a $15.3 million tax benefit as a result of tax authorities approving a tax method change which impacted the tax expense recorded in connection with the merger of our Brazilian business in the second quarter of 2011.
[2]	During the fourth quarter of 2012, we completed an international tax restructuring resulting in the recognition of tax expense of $20.5 million.